Additional information-condensed financial statements of Weibo Corporation (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statements of loss and comprehensive loss
Operating loss	$ (21,292,000)	$ (57,904,000)	$ (97,844,000)
Interest and other income (expenses), net	6,758,000	(2,884,000)	(4,853,000)
Change in fair value of investor option liability (Note 14)	(46,972,000)	21,064,000
Other loss, net
Share of loss of subsidiaries and VIE		(1,236,000)	(1,340,000)
Net loss attributable to Weibo	(63,378,000)	(38,115,000)	(102,486,000)
Other comprehensive income (loss)
Available-for-sale fair value change	(2,067,000)
Comprehensive loss attributable to Weibo's ordinary shareholders	(66,842,000)	(38,487,000)	(102,468,000)
Weibo Corporation
Statements of loss and comprehensive loss
Operating loss	(1,086,000)	(31,764,000)	(1,841,000)
Interest and other income (expenses), net	5,034,000	(2,051,000)	(4,923,000)
Change in fair value of investor option liability (Note 14)	(46,972,000)	21,064,000
Other loss, net
Share of loss of subsidiaries and VIE	(20,354,000)	(25,364,000)	(95,722,000)
Net loss attributable to Weibo	(63,378,000)	(38,115,000)	(102,486,000)
Other comprehensive income (loss)
Currency translation adjustments attributable to Weibo	(1,397,000)	(372,000)	18,000
Available-for-sale fair value change	(2,067,000)
Comprehensive loss attributable to Weibo's ordinary shareholders	$ (66,842,000)	$ (38,487,000)	$ (102,468,000)